Troubled Debt Restructures - Schedule of Successes and Failures of Types of Debt Restructuring (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Contract Loan	Dec. 31, 2016 USD ($) Contract Loan	Dec. 31, 2015 USD ($) Contract Loan
Financing Receivable, Modifications [Line Items]
Number of Loans | Contract	10	4	10
Recorded Investments	$ 4,600	$ 4,800
Paid In Full [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan	6	6
Recorded Investments	$ 217	$ 844
Paying as Restructured [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan	10	4	10
Recorded Investments	$ 863	$ 482	$ 684
Foreclosure/ Default [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan	1	4
Recorded Investments	$ 15	$ 419
Other Loans [Member] | Paid In Full [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan	6	6
Recorded Investments	$ 217	$ 844
Other Loans [Member] | Paying as Restructured [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan	10	4	10
Recorded Investments	$ 863	$ 482	$ 684
Other Loans [Member] | Foreclosure/ Default [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan	1	4
Recorded Investments	$ 15	$ 419